Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [Abstract]
Vessels Owned
Fleet. As of June 30, 2025, Icon controlled and operated the following vessels:

Vessel name	Type	Built	Employment	Charter expiration
Alfa	Panamax	Japan, 2006	Index-linked time charter	October 2025 – February 2026
Bravo	Kamsarmax	Japan, 2007	Index-linked time charter	August 2025 – November 2025
Charlie	Ultramax	China, 2020	Index-linked time charter	March 2026 – June 2026

Subsidiaries
Subsidiaries. The accompanying unaudited interim condensed consolidated financial statements include the accounts of Icon and its subsidiaries:

Company	Activity	Incorporation country	Vessel name
Icon Energy Corp.	Parent	Marshall Islands	—
Maui Shipping Co.(1)	Intermediate holding	Marshall Islands	—
Positano Marine Inc.(1)	Shipowning	Marshall Islands	M/V Alfa
Reef Shiptrade Ltd.(1)	Shipowning	Marshall Islands	M/V Bravo
Charlie Marine Ltd.(1)	Bareboat charterer	Marshall Islands	M/V Charlie

(1)	Wholly owned subsidiaries